Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 150,000	$ (143,318)	$ (58,252)	$ (51,570)
Beginning balance, shares at Dec. 31, 2020	15,000,000
Shareholder’s distributions			(7,322)	(7,322)
Net loss			(268,604)	(268,604)
Ending balance, value at Dec. 31, 2021	$ 150,000	(143,318)	(334,178)	(327,496)
Ending balance, shares at Dec. 31, 2021	15,000,000
Net loss			(370,438)	(370,338)
Shareholder’s contribution		616		616
Ending balance, value at Dec. 31, 2022	$ 150,000	$ (142,702)	$ (704,616)	$ (697,318)
Ending balance, shares at Dec. 31, 2022	15,000,000